SHARE CAPITAL (Schedule of Warrant Assumptions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2012 Series A Warrants [Member]	Dec. 31, 2011 Series A Warrants [Member]	Nov. 28, 2011 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]
Stockholders' Equity [Line Items]
Risk-free interest	1.12%	1.20%	1.80%					0.25%	0.41%	0.365%	0.69%	1.10%	0.54%	0.90%
Expected volatility	122.00%	88.00%			61.00%		67.00%	161.00%	92.70%	138.00%	86.30%	63.50%	127.00%	81.20%
Expected life	6.25			5	5.5	6	6.25	2	3	3	4	5	4	4.8
Dividend yield	0.00%	0.00%	0.00%					0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value of Warrants	$ 136	$ 165						$ 25	$ 1	$ 39	$ 5		$ 72	$ 159